Goodwill - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Abstract]
Beginning Balance	$ 112,782	$ 230,208
Impairment	0	(117,875)	$ (354,943)
Foreign currency translation	(5,157)	449
Ending Balance	107,625	112,782	230,208
Digital Financial Services [Member]
Goodwill [Abstract]
Beginning Balance	98,087	97,214
Impairment		0
Foreign currency translation	(4,443)	873
Ending Balance	93,644	98,087	97,214
Other Services [Member]
Goodwill [Abstract]
Beginning Balance	14,695	132,994
Impairment		(117,875)
Foreign currency translation	(714)	(424)
Ending Balance	$ 13,981	$ 14,695	$ 132,994